================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM N-Q

              QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21881

                 Oppenheimer Rochester Minnesota Municipal Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: March 31

                      Date of reporting period: 06/30/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

 Principal
  Amount                                                                                      Coupon       Maturity       Value
-----------                                                                                  ---------   -----------    ---------
Municipal Bonds and Notes--109.2%
Minnesota--105.8%
$  120,000   Aitkin, MN Health Care Facilities (Riverwood Healthcare Center)(1)                 5.600%     02/01/2032 $  104,089
    50,000   Alexandria, MN Health Care Facilities (Board of Social Ministry)(1)                6.000      07/01/2032     48,815
    25,000   Anoka County, MN Hsg. & Redevel. Authority (Premier FMC)(1)                        6.625      05/01/2030     24,641
 1,000,000   Anoka County, MN Hsg. & Redevel. Authority (Woodland Park Apts.)(1)                5.000      04/01/2027  1,019,230
    25,000   Apple Valley, MN EDA (Evercare Senior Living)(1)                                   6.000      12/01/2025     23,528
   205,000   Apple Valley, MN EDA (Evercare Senior Living)(1)                                   6.125      06/01/2035    185,664
   250,000   Apple Valley, MN Hsg. & Health Care (Seasons at Apple Valley)(1)                   6.750      03/01/2040    243,940
    25,000   Austin, MN GO(1)                                                                   5.000      10/01/2018     25,029
   750,000   Austin, MN Hsg. & Redevel. Authority (Chauncey & Courtyard Apts.)(1)               5.000      01/01/2031    774,615
   430,000   Baytown, MN Township (St. Croix Preparatory Academy)(1)                            7.000      08/01/2038    415,316
   150,000   Becker, MN Pollution Control (Northern States Power Company)(1)                    8.500      03/01/2019    163,515
 2,000,000   Becker, MN Pollution Control (Northern States Power Company)(1)                    8.500      04/01/2030  2,108,920
    10,000   Bemidji, MN Health Care Facilities (North Country Health Services)(1)              5.000      09/01/2031      9,066
   525,000   Buffalo, MN Health Care (Central Minnesota Senior Hsg.)(1)                         5.375      09/01/2026    458,425
 1,000,000   Chippewa County, MN Gross Revenue (Montevideo Hospital)(1)                         5.500      03/01/2037    934,850
   145,000   Cloquet, MN Pollution Control (Potlach Corp.)(1)                                   5.900      10/01/2026    133,433
   200,000   Cokato, MN Senior Hsg. (Cokato Charitable Trust)(1)                                5.250      12/01/2026    176,940
   315,000   Columbia Heights, MN EDA Tax Increment (Huset Park Area Redevel.)(1)               5.000      02/15/2017    291,611
 1,000,000   Columbia Heights, MN EDA Tax Increment (Huset Park Area Redevel.)(1)               5.375      02/15/2032    751,510
   900,000   Columbia Heights, MN Multifamily & Health Care Facilities (Crest View Corp.)(1)    5.700      07/01/2042    666,225
   750,000   Cottage Grove, MN Senior Hsg.(1)                                                   5.250      12/01/2046    597,495
   200,000   Cuyuna Range, MN Hospital District Health Facilities(1)                            5.000      06/01/2029    174,632
    30,000   Dakota County, MN Community Devel. Agency (Grande Market Place)(1)                 5.400      11/20/2043     29,953
   200,000   Dakota County, MN Community Devel. Agency (Regent Burnsville)(1)                   6.000      07/01/2045    183,002
     5,000   Douglas County, MN Alexandria Hsg. & Redevel. Authority (Windmill Ponds)(1)        2.810(2)   07/01/2015      3,933
   200,000   Douglas County, MN Hsg. & Redevel. Authority(1)                                    5.600      02/01/2024    221,384
 1,460,000   Duluth, MN Hsg. & Redevel. Authority (Benedictine Health Center)(1)                5.875      11/01/2033  1,273,441

1 | Oppenheimer Rochester Minnesota Municipal Fund

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

 Principal
  Amount                                                                                          Coupon       Maturity     Value
----------                                                                                       -------      -----------  ---------
$  500,000 Duluth, MN Hsg. & Redevel. Authority (Public Schools Academy)(1)                        5.875%     11/01/2040  $  428,070
    10,000 Eden Prairie, MN Multifamily Hsg. (SE Rolling Hills)(1)                                 6.000      08/20/2021      10,521
   500,000 Eveleth, MN Health Care (Arrowhead Senior Living Community)(1)                          5.200      10/01/2027     389,800
   800,000 Falcon Heights, MN (Kaleidoscope Charter School)(1)                                     6.000      11/01/2037     674,112
   400,000 Fergus Falls, MN Health Care Facilities (Lake Region Healthcare)(1)                     5.400      08/01/2040     357,104
   370,000 Golden Valley, MN (CRC/CAH/BCH/ECH Obligated Group)(1)                                  5.500      12/01/2029     343,689
   125,000 Grand Rapids, MN Hsg. and Redevel. Authority (Lakeshore)(1)                             5.700      10/01/2029     115,265
    50,000 Hastings, MN Health Care Facility (Regina Medical Center)(1)                            5.300      09/15/2028      44,692
   385,000 Hopkins, MN Hsg. & Redevel. Authority (Excelsior Crossings)(1)                          5.625      02/01/2030     385,069
   110,000 International Falls, MN Pollution Control (Boise Cascade Corp.)(1)                      5.500      04/01/2023      94,620
   180,000 International Falls, MN Pollution Control (Boise Cascade Corp.)(1)                      5.650      12/01/2022     157,370
   115,000 International Falls, MN Solid Waste Disposal (Boise Cascade Corp.)(1)                   6.850      12/01/2029     103,476
   500,000 Lake Crystal, MN Hsg. (Ecumen-Second Century)(1)                                        5.700      09/01/2036     446,075
   525,000 Lake Crystal, MN Hsg. (Ecumen-Second Century)(1)                                        6.250      09/01/2040     513,917
   500,000 Lamberton, MN Solid Waste (Highwater Ethanol)(1)                                        8.500      12/01/2022     367,110
   500,000 Litchfield, MN Electric Utility(1)                                                      5.000      02/01/2029     520,455
   250,000 Little Canada, MN Senior Hsg. (PHS/Mayfield)(1)                                         6.000      12/01/2030     247,443
   180,000 Maple Grove, MN Health Care Facilities (North Care)(1)                                  5.000      09/01/2029     172,926
   500,000 Maplewood, MN Health Care Facility (VOA Care Centers)(1)                                5.375      10/01/2024     439,150
   490,000 Maplewood, MN Hsg. & Health Care (Ecumen Headquarters)(1)                               6.375      03/01/2040     491,656
   395,000 Meeker County, MN (Memorial Hospital)(1)                                                5.750      11/01/2027     390,027
   670,000 Meeker County, MN (Memorial Hospital)(1)                                                5.750      11/01/2037     625,298
    35,000 Minneapolis & St. Paul, MN Hsg. & Redevel. Authority (CHC/CHCS Obligated Group)(1)      5.250      08/15/2035      35,865
   650,000 Minneapolis & St. Paul, MN Hsg. & Redevel. Authority (GHP/HPA/HP Obligated Group)(1)    5.875      12/01/2029     661,739
   160,770 Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)(1)                   5.000      12/01/2038     155,619
   881,468 Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)(1)                   5.250      12/01/2040     933,669
 1,000,000 Minneapolis & St. Paul, MN Metropolitan Airports Commission(1)                          5.000      01/01/2020   1,085,510
    85,000 Minneapolis & St. Paul, MN Metropolitan Airports Commission                             5.000      01/01/2022      86,459
 1,000,000 Minneapolis & St. Paul, MN Metropolitan Airports Commission(1)                          5.000      01/01/2022   1,058,620

2 | Oppenheimer Rochester Minnesota Municipal Fund

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

 Principal
  Amount                                                                                  Coupon       Maturity       Value
----------                                                                                ------      ----------    ----------
$  160,000   Minneapolis & St. Paul, MN Metropolitan Airports Commission                   5.000%     01/01/2023    $  165,714
    25,000   Minneapolis & St. Paul, MN Metropolitan Airports Commission(1)                5.000      01/01/2028        25,088
 8,000,000   Minneapolis & St. Paul, MN Metropolitan Airports Commission(3)                5.000      01/01/2035     8,141,360
    55,000   Minneapolis, MN (Carechoice Member)(1)                                        5.875      04/01/2024        48,714
    15,000   Minneapolis, MN (Sports Arena)(1)                                             5.400      07/01/2030        15,001
   485,000   Minneapolis, MN Collateralized Multifamily Hsg. (Vantage Flats)(1)            5.200      10/20/2048       471,808
    10,000   Minneapolis, MN Community Devel. Agency (Cord-Sets)(1)                        5.500      06/01/2018        10,063
   255,000   Minneapolis, MN Community Devel. Agency (Riverside Homes of Minneapolis)(1)   6.200      09/01/2029       255,316
   500,000   Minneapolis, MN Devel. (Limited Tax Supported Community Bond Fund)(1)         6.000      12/01/2040       511,705
 1,050,000   Minneapolis, MN Health Care System (Fairview Health Services/FSP/FSH/FRCS/
             RRHS/FRWHS Obligated Group)(1)                                                6.500      11/15/2038     1,139,009
    55,000   Minneapolis, MN Health Care System (Fairview Health System/FSP/FSH/FRCS
             Obligated Group)                                                              6.625      11/15/2028        59,957
   150,000   Minneapolis, MN Health Care System (Fairview Health System/FSP/FSH/FRCS/
             RRHS/FRWHS Obligated Group)(1)                                                6.375      11/15/2023       167,556
   550,000   Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)(1)                    5.400      04/01/2028       450,769
   200,000   Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)(1)                    5.500      04/01/2042       150,850
    50,000   Minneapolis, MN Multifamily Hsg. (Bottineau Commons)(1)                       5.450      04/20/2043        50,051
    20,000   Minneapolis, MN Multifamily Hsg. (East Village Hsg. Corp.)(1)                 5.750      10/20/2042        20,148
   250,000   Minneapolis, MN Supported Devel. (Common Bond Fund)(1)                        5.000      06/01/2028       236,338
   380,000   Minneapolis, MN Tax Increment (East River/Unocal Site)(1)                     5.250      02/01/2026       328,867
   600,000   Minneapolis, MN Tax Increment (Grant Park)(1)                                 5.200      02/01/2022       549,444
 1,750,000   Minneapolis, MN Tax Increment (Grant Park)(1)                                 5.350      02/01/2030     1,476,265
   500,000   Minneapolis, MN Tax Increment (Ivy Tower)(1)                                  5.500      02/01/2022       370,960
 1,250,000   Minneapolis, MN Tax Increment (St. Anthony Falls)(1)                          5.750      02/01/2027     1,126,075
   635,000   Minneapolis, MN Tax Increment (Unocal Site)(1)                                5.400      02/01/2031       528,123
     5,000   Minneota, MN Hsg. Facilities (Madison Ave. Apartments)(1)                     5.750      04/01/2019         5,003
    40,000   Minnetonka, MN Multifamily Hsg. (Cedar Hills East/Cedar Hills West)(1)        5.900      10/20/2019        40,187
   155,000   MN Agricultural & Economic Devel. Board (Fairview Health Services)(1)         6.375      11/15/2022       156,049
   115,000   MN Agricultural & Economic Devel. Board (Fairview Health Services)(1)         6.375      11/15/2029       115,394

3 | Oppenheimer Rochester Minnesota Municipal Fund

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

 Principal
  Amount                                                                                Coupon        Maturity        Value
----------                                                                             --------      -----------   ----------
$  480,000   MN Agricultural & Economic Devel. Board (Fairview Hospital
             and Healthcare Service)(1)                                                  5.750%       11/15/2026   $  480,206
   250,000   MN HEFA (Ausburg College)(1)                                                5.000        05/01/2036      224,135
   410,000   MN HEFA (Bethel Univpersity)(1)                                             5.500        05/01/2022      410,775
    20,000   MN HEFA (College of St. Catherine)(1)                                       5.375        10/01/2032       19,860
   875,000   MN HEFA (College of St. Scholastica)(1)                                     5.125        12/01/2040      816,550
 1,000,000   MN HEFA (College of St. Scholastica)(1)                                     5.250        12/01/2035      965,280
   150,000   MN HEFA (College of St. Scholastica)(1)                                     6.000        12/01/2028      159,246
   500,000   MN HEFA (College of St. Scholastica)(1)                                     6.300        12/01/2040      520,965
   500,000   MN HEFA (Hamline University)(1)                                             5.000        10/01/2029      488,265
   500,000   MN HEFA (Hamline University)(1)                                             6.000        10/01/2032      525,345
   500,000   MN HEFA (Macalester College)(1)                                             5.000        06/01/2035      518,555
    45,000   MN HEFA (University of St. Thomas)(1)                                       5.250        10/01/2034       45,512
   750,000   MN HEFA (University of St. Thomas)(1)                                       5.250        04/01/2039      760,148
   100,000   MN HFA (Rental Hsg.)(1)                                                     5.000        08/01/2040       94,721
   110,000   MN HFA (Rental Hsg.)(1)                                                     5.200        08/01/2029      109,990
    85,000   MN HFA (Rental Hsg.)(1)                                                     5.375        08/01/2028       85,038
   295,000   MN HFA (Rental Hsg.)                                                        5.875        08/01/2028      295,133
    10,000   MN HFA (Rental Hsg.)(1)                                                     5.950        02/01/2015       10,028
     5,000   MN HFA (Rental Hsg.)(1)                                                     6.000        02/01/2022        5,006
    25,000   MN HFA (Rental Hsg.)(1)                                                     6.125        08/01/2021       25,032
    15,000   MN HFA (Rental Hsg.)(1)                                                     6.150        08/01/2025       15,012
    95,000   MN HFA (Residential Hsg.)(1)                                                5.000        07/01/2023       96,824
   630,000   MN HFA (Residential Hsg.)(1)                                                5.050        07/01/2034      635,947
   245,000   MN HFA (Residential Hsg.)(1)                                                5.100        07/01/2031      242,878
    80,000   MN HFA (Residential Hsg.)(1)                                                5.100        07/01/2038       77,493
   710,000   MN HFA (Residential Hsg.)(1)                                                5.100        01/01/2040      714,452
    35,000   MN HFA (Residential Hsg.)(1)                                                5.150        07/01/2028       35,027
   945,000   MN HFA (Residential Hsg.)(1)                                                5.350        07/01/2033      945,104
    15,000   MN HFA (Residential Hsg.)(1)                                                5.500        01/01/2038       15,440
    20,000   MN HFA (Residential Hsg.)(1)                                                5.650        07/01/2033       20,492
    10,000   MN HFA (Residential Hsg.)(1)                                                5.750        01/01/2038       10,391
    25,000   MN HFA (Single Family Mtg.)(1)                                              5.150        07/01/2019       25,314
     5,000   MN HFA (Single Family Mtg.)                                                 5.200        07/01/2013        5,010
    20,000   MN HFA (Single Family Mtg.)(1)                                              5.600        07/01/2022       20,771
    10,000   MN HFA (Single Family Mtg.)(1)                                              5.650        07/01/2031       10,371
    10,000   MN HFA (Single Family Mtg.)(1)                                              5.800        07/01/2021       10,012
    15,000   MN HFA (Single Family Mtg.)(1)                                              5.850        07/01/2019       15,018
   615,000   MN HFA (Single Family Mtg.)(1)                                              5.900        07/01/2025      615,566
   750,000   MN Municipal Power Agency(1)                                                5.250        10/01/2035      754,583
   500,000   MN Office of Higher Education (Supplemental Student Loan)(1)                5.000        11/01/2029      507,985
   615,000   MN Seaway Port Authority of Duluth (Northstar Aerospace)(1)                 5.000        04/01/2017      542,436

4 | Oppenheimer Rochester Minnesota Municipal Fund

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

 Principal
  Amount                                                                                         Coupon    Maturity        Value
------------                                                                                    -------- ------------  -------------
$  1,410,000    MN Seaway Port Authority of Duluth (Northstar  Aerospace)(1)                      5.200%   04/01/2027  $   1,134,754
      55,000    New Hope, MN Hsg. & Health Care Facilities (Minnesota Masonic
                Home North Ridge)(1)                                                              5.875    03/01/2029         48,105
   1,100,000    North Oaks, MN Senior Hsg. (Presbyterian Homes of North Oaks)(1)                  6.500    10/01/2047      1,102,090
      40,000    Northfield, MN Senior Hsg. (Northfield Manor)(1)                                  6.000    07/01/2033         36,332
      50,000    Oronoco, MN Multifamily Hsg. (Wedum Shorewood Campus)(1)                          5.400    06/01/2041         40,631
     750,000    Otter Tail County, MN (Prairie Lakes Municipal Solid Waste Authority)(1)          5.000    11/01/2030        759,548
     188,208    Otter Tail County, MN GO(4)                                                       7.500    11/01/2019         19,664
     100,000    Park Rapids, MN Health Facilities (Mankato Lutheran Homes)(1)                     5.600    08/01/2036         83,759
     100,000    Pine City, MN Health Care & Hsg. (North Branch)(1)                                6.125    10/20/2047         90,690
     110,000    Plymouth, MN Health Facilities (Health Span Health System/North
                Memorial Medical Center Obligated Group)(1)                                       6.125    06/01/2024        110,147
      80,000    Plymouth, MN Health Facilities (Health Span Health System/North
                Memorial Medical Center Obligated Group)(1)                                       6.250    06/01/2016         80,118
     125,000    Prior Lake, MN Senior Hsg. (Shepherds Path Senior Hsg.)(1)                        5.750    08/01/2041        108,414
      15,000    Ramsey County, MN Hsg. & Redevel. Authority (Hanover Townhouses)(1)               5.625    07/01/2016         15,020
   1,000,000    Redwood Falls, MN (Redwood Area Hospital)(1)                                      5.125    12/01/2036        858,400
     250,000    Rochester, MN Health Care & Hsg. (Samaritan Bethany)(1)                           7.375    12/01/2041        253,490
     750,000    Rochester, MN Health Care Facilities (Olmstead Medical Center)(1)                 5.875    07/01/2030        736,125
      25,000    Sartell, MN Environmental Improvement, Series A(1)                                5.200    06/01/2027         24,496
     250,000    Sauk Rapids, MN Health Care Housing Facilities (Good Shepard Lutheran Home)(1)    7.500    01/01/2039        253,893
      25,000    Slayton, MN Tax Increment, Series B                                               5.350    02/01/2013         25,081
      25,000    South Washington County, MN Independent School District No. 833 COP(1)            5.250    12/01/2014         25,052
      10,000    Southern MN Municipal Power Agency(1)                                             5.000    01/01/2024         10,821
     750,000    Southern MN Municipal Power Agency(1)                                             5.250    01/01/2030        789,630
   1,000,000    St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)(1)                5.000    02/01/2031        770,840
     750,000    St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)(1)                5.625    02/01/2031        627,623
     250,000    St. Louis Park, MN EDA (Hoigaard Village)(1)                                      5.000    02/01/2023        242,863
   1,500,000    St. Louis Park, MN Health Care Facilities (Nicollett Health Services)(1)          5.750    07/01/2039      1,475,400
      50,000    St. Louis Park, MN Health Care Facilities (PNMH/PNMC Holdings/PNI
                Obligated Group)(1)                                                               5.500    07/01/2023         52,516
     760,000    St. Paul, MN Hsg. & Redevel. Authority (559 Capital Blvd./HSJH/BLMC/
                DRH/HESJH Obligated Group)(1)                                                     5.700    11/01/2015        760,000

5 | Oppenheimer Rochester Minnesota Municipal Fund

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

 Principal
  Amount                                                                               Coupon         Maturity          Value
----------                                                                            --------       ----------      ----------
$  600,000     St. Paul, MN Hsg. & Redevel. Authority (Bridgecreek Senior Place)(1)      7.000%      09/15/2037      $  505,416
   400,000     St. Paul, MN Hsg. & Redevel. Authority (Community of Peace
               Building Company)(1)                                                      5.000       12/01/2036         300,240
   300,000     St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)(1)          6.250       03/01/2029         281,388
   400,000     St. Paul, MN Hsg. & Redevel. Authority (HealthEast/HESJH/HSJH
               Obligation Group)(1)                                                      6.000       11/15/2025         382,540
   215,000     St. Paul, MN Hsg. & Redevel. Authority (HealthEast/HESJH/HSJH
               Obligation Group)(1)                                                      6.000       11/15/2035         192,535
   150,000     St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)(1)                 6.000       09/01/2036         127,665
   750,000     St. Paul, MN Hsg. & Redevel. Authority (Minneapolis Public Radio)(1)      5.000       12/01/2025         785,550
   500,000     St. Paul, MN Hsg. & Redevel. Authority (Package Facilities)(1)            5.000       08/01/2035         486,665
   500,000     St. Paul, MN Hsg. & Redevel. Authority (Rossy & Richard Shaller)(1)       5.250       10/01/2042         390,535
   750,000     St. Paul, MN Hsg. & Redevel. Authority (Selby Grotto Hsg.)(1)             5.500       09/20/2044         752,573
   875,000     St. Paul, MN Hsg. & Redevel. Authority (Smith Avenue)(1)                  5.000       08/01/2035         851,664
   700,000     St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)(1)                 7.000       03/01/2029         679,238
   500,000     St. Paul, MN Hsg. & Redevel. Authority Health Care Facilities
               (Carondelet Village)(1)                                                   6.000       08/01/2035         487,545
    25,000     St. Paul, MN Hsg. & Redevel. Authority Health Care Facility
               (GHP/RH/MAC Obligated Group)(1)                                           5.250       05/15/2017          27,564
   500,000     St. Paul, MN Hsg. & Redevel. Authority Health Care Facility
               (GHP/RH/MAC Obligated Group)(1)                                           5.250       05/15/2036         463,365
     5,000     St. Paul, MN Hsg. & Redevel. Authority Health Care Facility
               (Regions Hospital)(1)                                                     5.200       05/15/2013           5,013
    50,000     St. Paul, MN Hsg. & Redevel. Authority Health Care Facility
               (Regions Hospital)(1)                                                     5.250       05/15/2018          50,065
    35,000     St. Paul, MN Hsg. & Redevel. Authority Health Care Facility
               (Regions Hospital)(1)                                                     5.300       05/15/2028          34,461
    55,000     St. Paul, MN Independent School District No. 625 COP                      6.375       02/01/2013          55,262
 2,445,000     St. Paul, MN Port Authority (Great Northern)(1)                           6.000       03/01/2030       2,192,114
    50,000     St. Paul, MN Port Authority (Office Building)(1)                          5.250       12/01/2027          50,835
   100,000     St. Paul, MN Port Authority (Office Building)(1)                          5.250       12/01/2027         101,670
 1,375,000     St. Paul, MN Port Authority (Regions Hospital Parking Ramp)(1)            5.000       08/01/2036       1,194,573
   150,000     Stearns County, MN (St. John's Prep School)(1)                            5.600       10/01/2024         150,272
   900,000     Stillwater, MN Multifamily (Orleans Homes)(1)                             5.375       02/01/2032         738,315
   440,000     Stillwater, MN Multifamily (Orleans Homes)(1)                             5.500       02/01/2042         345,347
   500,000     University of Minnesota(1)                                                5.000       12/01/2036         523,500
   750,000     University of Minnesota(1)                                                5.250       12/01/2031         823,260
    10,000     University of Minnesota(1)                                                6.200       09/01/2012          10,079

6 | Oppenheimer Rochester Minnesota Municipal Fund

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

 Principal
  Amount                                                                                Coupon         Maturity        Value
-----------                                                                            -------        ----------   -------------
$    25,000   Virginia, MN Hsg. & Redevel. Authority Health Care Facilities(1)           5.375%       10/01/2030       $  24,513
     75,000   Washington County, MN Hsg. & Redevel. Authority (Briar Pond)(1)            5.550        08/20/2024          75,059
     25,000   Washington County, MN Hsg. & Redevel. Authority (Briar Pond)(1)            5.600        08/20/2034          25,014
    115,000   Washington County, MN Hsg. & Redevel. Authority (HealthEast
              Bethesda Hospital)(1)                                                      5.375        11/15/2018         111,290
     15,000   Washington County, MN Hsg. & Redevel. Authority (HealthEast
              Bethesda Hospital)(1)                                                      5.375        11/15/2018          14,516
     15,000   Western, MN Municipal Power Agency(1)                                      5.000        01/01/2026          15,192
    155,000   Willmar, MN Hsg & Redevel. Authority (Highlands Apts.)(1)                  5.850        06/01/2019         155,045
    750,000   Winona, MN Health Care Facilities (Winona Health Services/Winona
              Senior Services Obligated Group)(1)                                        6.000        07/01/2034         745,373
     15,000   Woodbury, MN Senior Hsg. (Presbyterian Homes Hsg. & Assisted
              Living)(1)                                                                 6.150        07/01/2019          15,009
                                                                                                                   -------------
                                                                                                                      75,576,020
 U.S. Possessions--3.4%
    250,000   Puerto Rico Electric Power Authority, Series CCC(1)                        5.250        07/01/2028         248,333
    250,000   Puerto Rico Highway & Transportation Authority                             5.300        07/01/2035         242,733
      5,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                          5.375        02/01/2019           5,000
     90,000   Puerto Rico Sales Tax Financing Corp., Series A(1)                         5.750        08/01/2037          91,859
  2,000,000   Puerto Rico Sales Tax Financing Corp., Series A                            6.160(5)     08/01/2034         436,800
  2,000,000   Puerto Rico Sales Tax Financing Corp., Series A                            6.160(5)     08/01/2036         371,880
    500,000   Puerto Rico Sales Tax Financing Corp., Series C(1)                         5.250        08/01/2041         485,265
    500,000   Puerto Rico Sales Tax Financing Corp., Series C(1)                         6.000        08/01/2039         523,850
                                                                                                                   -------------
                                                                                                                       2,405,720
Total Investments, at Value (Cost $78,922,754)-109.2%                                                                 77,981,740
Liabilities in Excess of Other Assets-(9.2)                                                                           (6,594,858)
                                                                                                                   -------------
Net Assets-100.0%                                                                                                  $  71,386,882
                                                                                                                   =============

-----------
Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Represents the current interest rate for a variable or increasing rate security.

3. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

4. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and /or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

5. Zero coupon bond reflects effective yield on the date of purchase.

7 | Oppenheimer Rochester Minnesota Municipal Fund

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of June 30, 2011 based on valuation input level:

                                                                        LEVEL 3--
                                 LEVEL 1--          LEVEL 2--         SIGNIFICANT
                                UNADJUSTED      OTHER SIGNIFICANT     UNOBSERVABLE
                               QUOTED PRICES    OBSERVABLE INPUTS       INPUTS              VALUE
                               -------------    -----------------     ------------      -------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
 Minnesota                     $          --    $      75,576,020     $         --      $  75,576,020
 U.S. Possessions                         --            2,405,720               --          2,405,720
                               -------------    -----------------     ------------      -------------
Total Assets                   $          --    $      77,981,740     $         --      $  77,981,740
                               -------------    -----------------     ------------      -------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

BCH        Bethany Covenant Home
BLMC       Bethesda Lutheran Medical Center
CAH        Colonial Acres Home
CHC        Children's Health Care
CHCS       Children's Health Care Services
COP        Certificates of Participation
CRC        Covenant Retirement Communities
DRH        D.R. Hospital
ECH        Ebenezer Covenant Home
EDA        Economic Devel. Authority
FRCS       Fairview Regional Community Services
FRWHS      Fairview Red Wing Health Services
FSH        Fairview Seminary Home
FSP        Fairview Seminary Plaza
GHP        Group Health Plan
GO         General Obligation
HEFA       Higher Education Facilities Authority
HESJH      HealthEast St. John's Hospital
HFA        Housing Finance Agency
HP         Healthpartners
HPA        Healthpartners Administrators
HSJH       HealthEast St. Joseph's Hospital

8 | Oppenheimer Rochester Minnesota Municipal Fund

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

ITEMECF      Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MAC          Midwest Assurance Company
PHS          Pinnacle Health System
PNI          Park Nicollet Institute
PNMH         Park Nicollet Methodist Hospital
RH           Regions Hospital
ROLs         Residual Option Longs
RRHS         Range Regional Health Services

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use

9 | Oppenheimer Rochester Minnesota Municipal Fund

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $6,000,000 as of June 30, 2011.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At June 30, 2011, municipal bond holdings with a value of $8,141,360 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $6,000,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At June 30, 2011, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                               COUPON   MATURITY
AMOUNT      INVERSE FLOATER(1)          RATE(2)    DATE      VALUE
----------  --------------------------  -------  --------  ----------
$2,000,000  Minneapolis & St. Paul, MN
            Metropolitan Airports
            Commission ROLs(3)          18.288%    1/1/35  $2,141,360

---------------
1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3.   Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the

10 | Oppenheimer Rochester Minnesota Municipal Fund

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2011, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $6,000,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of June 30, 2011 is as follows:

Cost                               $153,001
                                   --------
Market Value                       $ 19,664
                                   --------
Market Value as a % of Net Assets      0.03%
                                   --------

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities    $ 72,943,004(1)
                                  ============
Gross unrealized appreciation     $  2,267,094
Gross unrealized depreciation       (3,208,108)
                                  ------------
Net unrealized depreciation       $   (941,014)
                                  ============

--------------
1. The Federal tax cost of securities does not include cost of $5,979,750, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

11 | Oppenheimer Rochester Minnesota Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Minnesota Municipal Fund

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date:08/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 08/10/2011

By: /s/ Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/10/2011